Summary of Significant Accounting Policies - Additional Information (Details)				12 Months Ended
	May 08, 2019 USD ($) shares	Feb. 29, 2016 USD ($)	Oct. 16, 2014 USD ($) shares	Dec. 31, 2019 USD ($) Subsidiary Office Derivative	Jun. 30, 2020	Oct. 15, 2015 USD ($)
Nature of Operations [Abstract]
Net proceeds from private placement	$ 19,600,000
Number of wholly-owned subsidiaries | Subsidiary				2
Consolidation of membership interest in Fitzgibbons				100.00%	100.00%
Number of offices located In Oswego County | Office				7
Number of offices located in Onondaga County | Office				3
Number of loan production office located in Oneida County | Office				1
Significant Group Concentrations of Credit Risk [Abstract]
Minimum commercial real estate loans amount required for additional review				$ 400,000
Advertising Expense [Abstract]
Advertising contracts maturity description				Expenditures for new marketing and advertising material designs and/or media content, related to specifically-identifiable marketing campaigns are capitalized and expensed over the estimated life of the campaign. Such periods of time are generally 12-24 months in duration and do not exceed 36 months.
Cash and Cash Equivalents [Abstract]
Maturity period for classification as cash and cash equivalents, maximum				3 months
Allowance for Loan Losses [Abstract]
Maximum percentage for estimating specific and general losses				10.00%
Minimum amount, of residential mortgage loans threshold for evaluations of impairment				$ 300,000
Income Recognition on Impaired and Non-accrual Loans [Abstract]
Number of consecutive months of current payments before non-accrual troubled debt restructured loans are restored to accrual status				6 months
Goodwill and Intangible Assets [Abstract]
Estimated useful life				15 years
Interest Rate Derivatives [Member]
Goodwill and Intangible Assets [Abstract]
Number of interest rate derivatives | Derivative				2
Maximum [Member] | Premises [Member]
Premises and Equipment [Abstract]
Useful life				40 years
Maximum [Member] | Equipment [Member]
Premises and Equipment [Abstract]
Useful life				10 years
SBLF Preferred stock [Member]
Nature of Operations [Abstract]
Retirement of preferred stock		$ 13,000,000
Common Stock [Member] | Private Placement [Member]
Nature of Operations [Abstract]
Sale of stock | shares	37,700
Preferred Stock [Member] | Private Placement [Member]
Nature of Operations [Abstract]
Sale of stock | shares	1,155,283
Subordinated Debt [Member]
Nature of Operations [Abstract]
Subordinated loan face value						$ 10,000,000
Pathfinder Bank [Member]
Nature of Operations [Abstract]
Amount received of net proceeds			$ 24,900,000
Sale of stock | shares			2,636,053
FitzGibbons Agency LLC [Member] | Pathfinder Risk Management Company Inc [Member]
Nature of Operations [Abstract]
Membership interest own in Fitzgibbons through subsidiary				51.00%	51.00%
Noncontrolling interest by subsidiary				49.00%	49.00%